State Street SPDR Portfolio MSCI Global Stock Market ETF Expense Example - State Street SPDR Portfolio MSCI Global Stock Market ETF - State Street SPDR Portfolio MSCI Global Stock Market ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 115